Fees Summary	Jun. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,100,000
Previously Paid Amount	0.00
Total Fee Amount	2,618.01
Total Offset Amount	0.00
Net Fee	2,618.01
Narrative - Max Aggregate Offering Price	$ 17,100,000
Final Prospectus	true